Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Rockefeller Opportunistic Municipal Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller Opportunistic Municipal Bond ETF
Class Name	Rockefeller Opportunistic Municipal Bond ETF
Trading Symbol	RMOP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller Opportunistic Municipal Bond ETF (the "Fund") for the period August 12, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rmop. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller Opportunistic Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rmop
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Opportunistic Municipal Bond ETF	$23	0.47%

The Fund commenced operations on August 12, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on August 12, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.
Net Assets	$ 127,171,000
Holdings Count | Holdings	207
Investment Company, Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$127,171
Number of Holdings	207
Portfolio Turnover	155%

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
California Public Finance Authority, Call 06/01/31	3.9
State of Ohio, Call 03/20/25, Put 03/30/25	2.5
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30	2.5
Tender Option Bond Trust, Call 11/01/34	1.9
Development Authority of Burke County, Call 03/19/25, Put 03/23/25	1.8
Hempstead Town Local Development Corp., Call 04/19/25	1.7
Silicon Valley Tobacco Securitization Authority, Call 04/19/25	1.7
New York Transportation Development Corp., Call 06/30/33	1.7
Chicago O'Hare International Airport, Call 01/01/29	1.6
Michigan Strategic Fund, Call 04/19/25	1.6

Rockefeller California Municipal Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller California Municipal Bond ETF
Class Name	Rockefeller California Municipal Bond ETF
Trading Symbol	RMCA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller California Municipal Bond ETF (the "Fund") for the period August 12, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rmca. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller California Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rmca
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller California Municipal Bond ETF	$22	0.46%

The Fund commenced operations on August 12, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.46%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on August 12, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.
Net Assets	$ 17,309,000
Holdings Count | Holdings	72
Investment Company, Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$17,309
Number of Holdings	72
Portfolio Turnover	132%

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
San Diego County Regional Airport Authority, Call 07/01/31	4.4
Los Angeles California Department of Airports, Call 05/15/28	4.1
California School Facilities Financing Authority, AGM	4.1
Valley Center Municipal Water District, STR, Call 09/01/31	3.2
San Francisco City & County Airport, Call 05/01/35	3.1
Silicon Valley Tobacco Securitization Authority, Call 04/19/25	3.1
San Francisco City & County Airport Commission, Call 05/01/34	3.1
Romoland California School District, STR, Call 09/01/31	3.0
California Health Facilities Financing Authority, Call 04/19/25	2.9
California Public Finance Authority, Call 06/01/31	2.9

Rockefeller New York Municipal Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller New York Municipal Bond ETF
Class Name	Rockefeller New York Municipal Bond ETF
Trading Symbol	RMNY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller New York Municipal Bond ETF (the "Fund") for the period August 12, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rmny. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller New York Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rmny
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller New York Municipal Bond ETF	$22	0.47%

The Fund commenced operations on August 12, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.47%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on August 12, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.
Net Assets	$ 4,978,000
Holdings Count | Holdings	49
Investment Company, Portfolio Turnover	180.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$4,978
Number of Holdings	49
Portfolio Turnover	180%

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
New York City Municipal Water Finance Authority, Call 12/15/29	4.8
New York City Transitional Finance Authority, Call 11/01/34	4.8
MTA Hudson Rail Yards Trust Obligations, Call 04/09/25	4.4
Triborough Bridge & Tunnel Authority, Call 06/01/35	4.3
New York City Municipal Water Finance Authority, Call 12/15/33	4.3
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	4.3
New York City Housing Development Corp., Call 11/01/32	4.2
New York State Housing Finance Agency, SONYMA HUD SEC 8, Call 05/01/32	4.0
Clinton County Capital Resource Corp., Call 07/01/34	4.0
New York Transportation Development Corp., Call 12/01/30	3.7

Rockefeller U.S. Small-Mid Cap ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller U.S. Small-Mid Cap ETF
Class Name	Rockefeller U.S. Small-Mid Cap ETF
Trading Symbol	RSMC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller U.S. Small-Mid Cap ETF (the "Fund") for the period October 10, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rsmc. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller U.S. Small-Mid Cap ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rsmc
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller U.S. Small-Mid Cap ETF	$24	0.75%

The Fund commenced operations on October 10, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on October 10, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.
Net Assets	$ 790,015,000
Holdings Count | Holdings	45
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$790,015
Number of Holdings	45
Portfolio Turnover	63%

Holdings [Text Block]	Sector Type - Investments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Stride, Inc.	4.7
RadNet, Inc.	4.2
Merit Medical Systems, Inc.	3.8
Reinsurance Group of America, Inc.	3.6
Korn Ferry	3.5
Curtiss-Wright Corp.	3.2
FirstCash Holdings, Inc.	3.1
Ollie's Bargain Outlet Holding	3.1
Q2 Holdings, Inc.	3.1
AZEK Co., Inc.	2.9

Material Fund Change [Text Block]

How has the Fund changed?

Effective October 10, 2024, the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund, L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P (the “Predecessor Funds”). reorganized into the Rockefeller U.S. Small-Mid Cap ETF. The Reorganization provided for the transfer of all the assets of the Predecessor Funds to the RSMC ETF. For financial reporting purposes, assets received, and shares issued by the RSMC ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Accountant Change Statement [Text Block]

Changes in and Disagreements with Accountants

In connection with the Reorganization on October 10, 2024, the Tidal Trust III Audit Committee approved the decision to appoint Cohen & Co. as the Fund's independent registered public accounting firm.

Accountant Change Date	Oct. 10, 2024
Rockefeller Global Equity ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller Global Equity ETF
Class Name	Rockefeller Global Equity ETF
Trading Symbol	RGEF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller Global Equity ETF (the "Fund") for the period October 25, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rgef. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller Global Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rgef
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Global Equity ETF	$15	0.54%

The Fund commenced operations on October 25, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.54%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on October 25, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.
Net Assets	$ 707,733,000
Holdings Count | Holdings	66
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$707,733
Number of Holdings	66
Portfolio Turnover	10%

Holdings [Text Block]	Sector Type - Investments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Microsoft Corp.	4.8
Meta Platforms, Inc.	4.3
Reinsurance Group of America	4.0
Alphabet, Inc. - Class A	3.9
Amazon.com, Inc.	3.8
Shell PLC	2.5
GE Vernova, Inc.	2.2
American Express Co.	2.1
Apple, Inc.	2.1
Eli Lilly & Co.	1.9

Material Fund Change [Text Block]

How has the Fund changed?

Effective October 25, 2024, the Rockefeller Global Equity Fund I L.P, Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund L.P. and Rockefeller Global Dividend Growth Fund QP L.P. (the “Predecessor Funds”) reorganized into the Rockefeller Global Equity ETF. The Reorganization provided for the transfer of all the assets of the Predecessor Funds to the RGEF ETF. For financial reporting purposes, assets received, and shares issued by the RGEF ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Accountant Change Statement [Text Block]

Changes in and Disagreements with Accountants

In connection with the Reorganization on October 25, 2024, the Tidal Trust III Audit Committee approved the decision to appoint Cohen & Co. as the Fund's independent registered public accounting firm.

Accountant Change Date	Oct. 25, 2024